Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	¥ 262,724		¥ 134,331
Less: accumulated depreciation	(116,731)		(61,895)
Property, plant and equipment, net	145,993	$ 22,909	72,436
Construction in Progress
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	76,440
Computers and Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	185,776		133,823
Vehicles
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	¥ 508		¥ 508